Fixed assets - Depreciation and amortization - Depreciation period - Intangible assets (Details)			12 Months Ended
	Jul. 08, 2019	Jan. 31, 2019	Dec. 31, 2019
Copyrights, patents and other industrial property rights, service and operating rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives			20 years
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives			5 years
Bottom of range [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	12 years	12 years	3 years
Bottom of range [member] | Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives			3 years
Top of range [member] | Other brands [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives			15 years
Top of range [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	16 years	16 years	16 years
Top of range [member] | Right-of-use assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives			20 years
Top of range [member] | Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives			5 years